Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings per Share [Abstract]
Net (loss) / income	$ (8,956)	$ 80,348	$ 10,907
Weighted average common shares outstanding - basic (in shares)	10,773,404	2,672,945	2,391,628
Net (loss) / income per common share - basic (in dollars per share)	$ (0.83)	$ 30.06	$ 4.56
Non-vested equity incentive shares (in shares)	0	5	227
Weighted average common shares outstanding - diluted (in shares)	10,773,404	2,672,950	2,391,885
Net (loss) / income per common share - diluted (in dollars per share)	$ (0.83)	$ 30.06	$ 4.56
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	17,446,444	15,185	15,185
Non-vested equity incentive plan shares (Note 15) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	152,000	0	0
Convertible promissory note shares (Note 3) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	17,294,444	0	0
Private shares under warrants (Note 12) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	15,185	15,185